DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2011
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$20,000	1.7	$(1,103)

No hedge designation
Rate-lock mortgage loan commitments	$32,689	0.1	$857
Mandatory commitments to sell mortgage loans	75,960	0.1	(606)
Amended Warrant	2,504	7.0	(174)
Total	$111,153	0.3	$77

	2010
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)
Cash Flow Hedge
Pay-fixed interest-rate swap agreements	$20,000	2.7	$(1,405)
Interest-rate cap agreements	5,000	0.5	-
	$25,000	2.3	$(1,405)

No hedge designation
Rate-lock mortgage loan commitments	$40,119	0.1	$400
Mandatory commitments to sell mortgage loans	90,400	0.1	1,375
Amended Warrant	2,504	8.0	(1,311)
Total	$133,023	0.2	$464

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

We use variable-rate and short-term fixed-rate (less than 12 months) debt obligations to fund a portion of our balance sheet, which exposes us to variability in interest rates. To meet our objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). Cash Flow Hedges currently include certain pay-fixed interest-rate swaps.

Through certain special purposes entities (see note #10) we issued trust preferred securities as part of our capital management strategy. Certain of these trust preferred securities are variable rate which exposes us to variability in cash flows. To mitigate our exposure to fluctuations in cash flows resulting from changes in interest rates, on approximately $20.0 million of variable rate trust preferred securities, we entered into a pay-fixed interest-rate swap agreement in September, 2007. During the fourth quarter of 2009 we elected to defer payment of interest on this variable rate trust preferred security. As a result, this pay-fixed interest rate swap was transferred to a no hedge designation and the $1.6 million unrealized loss which was included as a component of accumulated other comprehensive loss at the time of the transfer will be reclassified into earnings over the remaining life of this pay-fixed swap. During the second quarter of 2010 we terminated this pay-fixed swap and the unrealized loss will continue to be reclassified into earnings over the remaining original life of the pay-fixed swap.

Pay-fixed interest-rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we will receive cash if interest rates rise above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. We pay an upfront premium on interest rate caps which is recognized in earnings in the same period in which the hedged item affects earnings. Unrecognized premiums from interest rate caps were zero and $0.02 million at December 31, 2011 and 2010 respectively. Our last interest rate cap expired in July, 2011.

It is anticipated that $0.5 million of unrealized losses on Cash Flow Hedges at December 31, 2011, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2011 is 3.0 years.

Certain financial derivative instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and are adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges, are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of gains on the sale of mortgage loans. We obtain market prices on Mandatory Commitments and Rate Lock Commitments. Net gains on the sale of mortgage loans, as well as net income (loss) may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant is recorded in other income in our Consolidated Statements of Operations.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2011		2010		2011		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(in thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$1,103	Other liabilities	$1,405
Total		-		-		1,103		1,405

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	857	Other assets	400		-		-
Mandatory commitments to sell mortgage loans		-	Other assets	1,375	Other liabilities	606		-
Amended Warrant		-		-	Other liabilities	174	Other liabilities	1,311
Total		857		1,775		780		1,311

Total derivatives		$857		$1,775		$1,883		$2,716

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location ofGain (Loss)ReclassifiedfromAccumulatedOtherComprehensiveIncome (Loss)into Income(EffectivePortion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income(1)
	2011	2010	2009		2011	2010	2009		2011	2010	2009
					(in thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$2,404	$4,024	$4,834	Interest expense	$(1,443)	$(2,627)	$(3,110)	Interest expense	$-	$-	$-
Interest-rate cap agreements	30	180	871	Interest expense	(15)	(90)	(437)	Interest expense	-	2	8
Total	$2,434	$4,204	$5,705		$(1,458)	$(2,717)	$(3,547)		$-	$2	$8

No hedge designation
Pay-fixed interest rate swap agreements								Interest expense	$-	$409	$(120)
Interest-rate cap agreements								Interest expense	-	-	5
Rate-lock mortgage loan commitments								Mortgage loan gains	457	183	(622)
Mandatory commitments to sell mortgage loans								Mortgage loan gains	(1,981)	660	1,378
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	1,137	393	-
Total									$(387)	$1,645	$641

(1) For cash flow hedges, this location and amount refers to the ineffective portion.

Accumulated other comprehensive loss included derivative losses of $1.5 million, $2.5 million and $4.0 million at December 31, 2011, 2010 and 2009, respectively.